Institutional | Global Equity Research Portfolio
GLOBAL EQUITY RESEARCH PORTFOLIO
INVESTMENT OBJECTIVE
The Global Equity Research Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.
SHAREHOLDER FEES<br/>(fees paid directly from your investment)
Shareholder Fees	Institutional Global Equity Research Portfolio Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES<br/>(expenses that you pay each year as a percentage of the<br/>value of your investment)
Annual Fund Operating Expenses	Institutional Global Equity Research Portfolio Institutional Class	[1]
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	1.84%
Total Annual Portfolio Operating Expenses	2.54%
Fee Waiver and/or Expense Reimbursement	(1.74%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%	[2]
[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2020.

Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2020. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Institutional | Global Equity Research Portfolio | Institutional Class | USD ($)	82	624	1,194	2,744

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests in companies based in the United States and other developed markets, as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. The investment adviser’s analysts, after completing this research, assign a rating to each stock based upon its potential return relative to an appropriate benchmark. The universe of stocks eligible for investment in the Portfolio are those rated for purchase by the analysts and that otherwise meet the investment characteristics and guidelines established for the Portfolio. These guidelines include limits on exposure by geography, industry and currency, and may include other limits, such as market capitalization. To reduce its volatility, the Portfolio is diversified across these elements. The Portfolio may invest in companies in all capitalization ranges, including smaller and medium-sized companies.

The investment adviser expects that a majority of the stocks that its analysts have rated for purchase that meet the Portfolio’s investment characteristics and guidelines will be held in the Portfolio. The portfolio managers may exclude any stock in their discretion based on factors such as trading volumes, market capitalization, or geography. In determining the weight of each security in the Portfolio, the portfolio managers will seek to maintain a portfolio that, over time, is generally less volatile than the Portfolio’s benchmark, taking into consideration factors including the relevant security’s predicted relative price performance, the timeliness of investment potential, the implications for portfolio risk and the requirement to observe the investment characteristics and guidelines established for the Portfolio. The portfolio managers will periodically re-balance the portfolio when and as they deem appropriate, to reflect, among other things, changes to securities prices, analysts’ ratings, desired investment characteristics, investment guidelines, or assumptions about prospective volatility or tracking error. The portfolio managers will use risk models and other quantitative tools to assist them in determining portfolio weightings.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada, and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
PRINCIPAL RISKS
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk: Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk: Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Small- and Mid-Capitalization Risk: The securities of smaller and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.
PORTFOLIO PERFORMANCE
The following bar chart shows the how investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
GLOBAL EQUITY RESEARCH PORTFOLIO

The best calendar quarter return during the period shown above was 8.03% in the first quarter of 2017; the worst was -11.47% in the fourth quarter of 2018.
AVERAGE ANNUAL TOTAL RETURNS<br/> (for the periods ended December 31, 2018)
Average Annual Total Returns - Institutional - Global Equity Research Portfolio		1-YEAR	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS		(5.76%)	9.55%	Dec. 19, 2016
INSTITUTIONAL CLASS | Return After Taxes on Distributions	[1]	(8.21%)	7.27%	Dec. 19, 2016
INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(2.43%)	6.74%	Dec. 19, 2016
MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes)		(9.42%)	5.78%	Dec. 19, 2016
[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.